Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,176.30
Total Offset Amount	0.00
Net Fee	$ 3,176.30